DEBT - Additional Information (Details) - USD ($)	Jul. 29, 2020	Dec. 31, 2019	Aug. 02, 2019
Debt Instrument [Line Items]
Debt, amount		$ 5,885,148	$ 5,885,148
Accrued Interest		$ 190,158
Debt, principal amount transferred to new lender			5,405,666
Debt, interest amount transferred to new lender			$ 479,482
Default interest rate			10.50%
Buildings | Mortgage Holder
Debt Instrument [Line Items]
Price of building	$ 7,193,000
Gain on sale of property	$ 3,000,000